Investments - Schedule of Amortized Cost and Estimated Fair Value of Available-For-Sale Securities (Detail) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Amortized Cost	$ 354,669	$ 214,505	$ 196,542
Allowance for Credit Loss	0	0	0
Gross Unrealized Gains	2,468	426	545
Gross Unrealized Losses	(156)	(886)	(1,930)
Estimated Fair Value	356,981	214,045	195,157
U.S. Treasury and U.S. government agencies
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Amortized Cost	33,017	75,532	101,717
Allowance for Credit Loss	0	0	0
Gross Unrealized Gains	46	0	0
Gross Unrealized Losses	(13)	(298)	(1,163)
Estimated Fair Value	33,050	75,234	100,554
Corporate debt securities
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Amortized Cost	210,935	109,174	52,879
Allowance for Credit Loss	0	0	0
Gross Unrealized Gains	1,720	164	213
Gross Unrealized Losses	(140)	(548)	(573)
Estimated Fair Value	212,515	108,790	52,519
Asset-backed securities
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Amortized Cost	83,619	29,799	39,989
Allowance for Credit Loss	0	0	0
Gross Unrealized Gains	701	262	332
Gross Unrealized Losses	(2)	(40)	(194)
Estimated Fair Value	84,318	30,021	40,127
Total fixed maturity securities
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Amortized Cost	327,571	214,505	194,585
Allowance for Credit Loss	0	0	0
Gross Unrealized Gains	2,467	426	545
Gross Unrealized Losses	(155)	(886)	(1,930)
Estimated Fair Value	329,883	214,045	193,200
Short-term investments
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Amortized Cost	27,098	0	1,957
Allowance for Credit Loss	0	0	0
Gross Unrealized Gains	1	0	0
Gross Unrealized Losses	(1)	0	0
Estimated Fair Value	$ 27,098	$ 0	$ 1,957